RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Related parties with whom the Company had transactions

Related Parties	Relationship
George Blankenbaker	President and significant stockholder of the Company

Leverage Investments LLC	An entity owned and controlled by the president and significant stockholder of the Company

Technew Technology Limited	Non-controlling interest holder

Growers Synergy Pte Ltd.	An entity owned and controlled by the president and significant stockholder of the Company

Guangzhou Health Technology Development Company Limited	An entity owned and controlled by Non-controlling interest holder

Consulting services

For the
Period from
	For the	April 11, 2011
	Interim Period	(inception)
	Ended	through
	December 31,	December 31,
	2012	2011
Farm management services received and farm management services booked	$180,000	$-

	$180,000	$-

Future minimum payments
Fiscal Year Ending March 31:
2013 (remainder of the fiscal year)	$60,000
2014	140,000

$200,000